Equity Investments - Summarized Financial Information of Equity Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income
Revenues	$ 1,986	$ 2,120
Operating and other expenses	(1,271)	(1,375)
Net income attributable to the Company	433	316
Consolidated Balance Sheet
Current assets	2,015	2,198
Current liabilities	(1,341)	(1,761)
Group of Investees
Income
Revenues	185	175
Operating and other expenses	(102)	(85)
Net income	101	97
Net income attributable to the Company	52	49
Consolidated Balance Sheet
Current assets	169	167
Non-current assets	1,149	1,134
Current liabilities	(16)	(20)
Non-current liabilities	$ (1)	$ (1)